CALIFORNIA MUNICIPAL MONEY MARKET FUND

SUMMARY PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

CALIFORNIA MUNICIPAL MONEY MARKET FUND

SUPPLEMENT DATED MAY 22, 2014 TO

SUMMARY PROSPECTUS DATED JULY 31, 2013

At a shareholder meeting on May 19, 2014, shareholders of the Fund approved a new management agreement between the Fund and its investment adviser to provide the Fund with investment advisory and administration services under a single agreement and fee structure.

Effective June 30, 2014, the information under the sections entitled “Fees and Expenses of the Fund” and “Example” on page 1 of the Summary Prospectus is amended and restated as follows to reflect new total annual fund operating expenses.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.33%
Other Expenses	0.05%
Transfer Agency Fees	0.02%
Other Operating Expenses	0.03%
Total Annual Fund Operating Expenses	0.38%
Expense Reimbursement(2)	(0.03)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.35%

(1)	The expense information in the table has been restated to reflect current fees.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the “Total Annual Fund Operating Expenses” exceed 0.35%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$119	$210	$477

Please retain this Supplement with your Summary Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	NF SPT MCAMU (5/14)

NORTHERN FUNDS PROSPECTUS

NORTHERN FUNDS

California Municipal Money

Market Fund

Summary Prospectus | July 31, 2013	Ticker: NOCXX

Before you invest, you may want to review the Fund’s complete Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s complete Prospectus and other information about the Fund online at www.northernfunds.com/prospectus. You can also get this information at no cost by calling 800-595-9111 or by sending an e-mail request to northern-funds@ntrs.com. If you purchase shares of the Fund through a financial intermediary (such as a bank or a broker-dealer), the complete Prospectus and other information are also available from your financial intermediary. The Fund’s complete Prospectus and Statement of Additional Information, both dated July 31, 2013, as supplemented, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

INVESTMENT OBJECTIVE

The Fund is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund seeks to provide, to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income exempt from regular federal income tax and California state personal income tax.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.25%
Other Expenses		0.26%
Administration Fees	0.10%
Transfer Agency Fees	0.10%
Other Operating Expenses	0.06%
Total Annual Fund Operating Expenses		0.51%
Expense Reimbursement(1)		(0.16)%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.35%

(1)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; and extraordinary expenses and interest, if any) to the extent the “Total Annual Fund Operating Expenses” exceed 0.35%. This contractual limitation may not be terminated before July 31, 2014 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$147	$269	$625

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in high quality short-term municipal instruments, the interest on which is exempt from regular federal income tax and California state personal income tax. The high level of income sought by the Fund is relative to yields currently available in the tax-exempt marketplace. Municipal instruments may include:

■	Fixed, variable and floating rate notes and similar debt instruments;

■	Asset-backed securities that are considered municipal instruments (such as trust certificates backed by municipal bonds);

■	Tax-exempt commercial paper;

■	Municipal bonds, notes, paper or other instruments; and

■	Municipal bonds and notes that are guaranteed as to principal and interest or backed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

Except in extraordinary circumstances, at least 80% of the Fund’s net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax. In addition, under normal circumstances, at least 80% of the Fund’s net assets will be invested in instruments that pay income that is exempt from California state personal income

NF SUM MCAMU (7/13)	SUMMARY PROSPECTUS	1	CALIFORNIA MUNICIPAL MONEY MARKET FUND

tax. These may include certain securities of issuers located outside of the State of California.

The Fund limits its investments in Alternative Minimum Tax (“AMT”) obligations (also known as “private activity bonds”), so that the Fund ordinarily will not invest in such obligations except during temporary defensive periods or when non-AMT obligations are unavailable. AMT obligations pay interest that may be treated as an item of tax preference to shareholders under the federal AMT. To the extent that the Fund invests in AMT obligations, a portion of the Fund’s dividends may be subject to federal income tax for shareholders subject to AMT.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, and diversification of the Fund’s investments. Accordingly, the Fund’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Fund’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Fund.

During extraordinary market conditions and interest rate environments, all or any portion of the Fund’s assets may be uninvested or invested in taxable instruments. Uninvested assets do not generate income. The Fund may not achieve its investment objective during this time.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended, and may potentially invest, subject to SEC regulations, more of its assets in fewer issuers than “diversified” mutual funds.

PRINCIPAL RISKS

STABLE NAV RISK is the risk that the Fund will not be able to maintain an NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time when the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund’s shares to decrease to a price less than $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Fund’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its yield. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

PROJECT/INDUSTRIAL DEVELOPMENT BOND RISK is the risk that the Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments, the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

TAX RISK is the risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Fund to pay tax-exempt dividends.

MUNICIPAL MARKET VOLATILITY RISK is the risk that the Fund may be adversely affected by the volatile municipal market. The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

CALIFORNIA-SPECIFIC RISK is the risk that the Fund will be more exposed to risks associated with the negative aspects of California’s economy, political system and government financing structures than a fund that invests more widely. Unfavorable developments in any economic sector may have a substantial impact on the overall California municipal market. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers. As of June 2013, California’s general obligation bonds had one of the lowest credit ratings assigned to state obligation bonds in the country.

CALIFORNIA MUNICIPAL MONEY MARKET FUND	2	SUMMARY PROSPECTUS

NON-DIVERSIFICATION RISK is the risk that the Fund may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments, than if it were diversified.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

FUND PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Fund’s Web site at www.northernfunds.com or by calling 800-595-9111.

CALENDAR YEAR TOTAL RETURN*

* Year to date total return for the six months ended June 30, 2013 is 0.01%. For the periods shown in the bar chart above, the highest quarterly return was 0.79% in the third quarter of 2007, and the lowest quarterly return was 0.00% in the fourth quarter of 2012.

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2012)

	Inception Date	1-Year	5-Year	10-Year	Since Inception
California Municipal Money Market Fund	11/29/94	0.01%	0.34%	1.09%	1.83%

The 7-day yield for the Fund as of December 31, 2012: 0.01%. For the current 7-day yield call 800-595-9111 or visit www.northernfunds.com.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund.

PURCHASE AND SALE OF FUND SHARES

You may purchase Fund shares through your account at Northern Trust or an authorized intermediary or you may open an account directly with Northern Funds (the “Trust”) with a minimum initial investment of $2,500 in the Fund ($500 for an IRA; $250 under the Automatic Investment Plan; and $500 for employees of Northern Trust and its affiliates). The minimum subsequent investment is $50 (except for reinvestments of distributions for which there is no minimum). The Fund reserves the right to waive these minimums.

On any business day, you may sell (redeem) or exchange shares through your account by contacting your Northern Trust account representative or authorized intermediary. If you purchase shares directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

■	By Mail – Send a written request to: Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

■	By Telephone – Authorize the telephone privilege on your New Account Application. Call 800-595-9111 to use the telephone privilege.

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By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated account (the minimum redemption amount by this method is $250). You will be charged $15 for each wire redemption unless the designated account is maintained at Northern Trust or an affiliated bank. Call 800-595-9111 for instructions.

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By Check – If you authorize the checkwriting privilege on your New Account Application, you may redeem shares of the Fund by check in amounts of $250 or more. In the event that the Fund is required to redeem and sell Fund shares at a price other than $1.00 per share, the checkwriting privilege for the Fund will be suspended until the Fund is able to redeem and sell Fund shares at a stable NAV of $1.00 per share.

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By Systematic Withdrawal – If you own shares of the Fund with a minimum value of $10,000, you may elect to have a fixed sum redeemed at regular intervals and distributed in cash or reinvested in one or more other funds of the Trust. Call 800-595-9111 for an application form and additional information. The minimum amount is $250 per withdrawal.

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By Exchange – Complete the Exchange Privilege section of your New Account Application to exchange shares of one fund in the Trust for shares of another fund in the Trust. Shares being exchanged must have a value of at least $1,000 ($2,500 if a new account is being established by the exchange, $500 if the new account is an IRA). Call 800-595-9111 for more information.

SUMMARY PROSPECTUS	3	CALIFORNIA MUNICIPAL MONEY MARKET FUND

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By Internet – You may initiate transactions between Northern Trust banking and Fund accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to www.northernfunds.com or contact your Relationship Manager.

TAX INFORMATION

The Fund’s distributions may be taxable as ordinary income or capital gain. However, the Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends” that are generally exempt from regular federal income tax and California state personal income taxes. In certain instances, dividends paid by the Fund, while exempt from regular federal income tax, may be subject to the federal AMT. Tax-exempt institutions, IRAs and other tax advantaged retirement accounts will not gain an additional benefit through investment in the Fund because such investors are already tax-exempt.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CALIFORNIA MUNICIPAL MONEY MARKET FUND	4	SUMMARY PROSPECTUS